Goodwill and intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill and intangible assets
The following table presents our intangible assets as of December 31, 2024 and 2023:

	Year ended December 31,
(in thousands)	2024	2023
Intangible assets with indefinite lives	€45,345	€75,345
Intangible assets with definite lives, net	—	269
Total	€45,345	€75,614

Schedule of goodwill
The following table presents the changes in goodwill by reporting segment:

(in thousands)	Developed Europe	Americas	Total
Balance as of January 1, 2023	€95,451	€86,476	€181,927
Impairment charge	(95,451)	(86,476)	(181,927)
Balance as of December 31, 2023	€—	€—	€—